Subsequent events (Details) $ in Thousands		12 Months Ended
	Apr. 17, 2023	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 13, 2023 facility
Disclosure of non-adjusting events after reporting period [line items]
Payment of purchase price | $		$ 37,820	$ 59,695
License Renewal
Disclosure of non-adjusting events after reporting period [line items]
Number of dispensaries for which the license was not renewed				2
Number of dispensaries in the state of New Jersey				3
Required waiting period after appeal	2 days